NATIONWIDE

VARIABLE

ACCOUNT-12

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account -12:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account -12 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
348,672 shares (cost $3,766,190)	$3,050,880
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
489,454 shares (cost $6,129,691)	6,274,795
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
775,826 shares (cost $10,837,406)	10,721,912
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
628,932 shares (cost $6,200,225)	6,415,110
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,642,202 shares (cost $38,565,448)	37,623,951
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
5,073,211 shares (cost $55,762,238)	50,579,916
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,462,128 shares (cost $14,598,473)	15,191,507
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
14,705,008 shares (cost $143,918,846)	133,928,799
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
3,054,139 shares (cost $26,612,812)	27,532,449
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
9,713,108 shares (cost $52,687,292)	56,374,882
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
4,249,698 shares (cost $49,766,365)	49,726,988
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
5,556,211 shares (cost $38,382,693)	35,970,907
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
1,631,002 shares (cost $9,311,267)	9,482,809
Ivy Funds Variable Insurance Portfolios, Inc.- Global Bond (WRGBP)
183,858 shares (cost $913,356)	901,124
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
3,943,748 shares (cost $25,915,656)	20,845,470
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
5,017,782 shares (cost $47,228,448)	51,135,718
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
10,598,102 shares (cost $33,832,175)	36,232,790
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
1,815,481 shares (cost $16,104,572)	14,262,419
Ivy Fund Variable Insurance Portfolios, Inc.- International Core Equity (WRI2P)
887,841 shares (cost $16,035,636)	13,026,133
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)
291,676 shares (cost $1,479,537)	1,467,949
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
280,876 shares (cost $5,193,334)	5,775,897
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
3,351,700 shares (cost $22,739,812)	28,046,359
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
26,512,861 shares (cost $26,512,861)	26,512,861
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
11,554,639 shares (cost $52,941,323)	55,090,210
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
10,906,395 shares (cost $54,011,502)	56,530,026

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
85,113,264 shares (cost $405,223,984)	430,800,788
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
107,733,561 shares (cost $528,224,497)	548,880,945
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
27,295,016 shares (cost $132,433,465)	141,712,996
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
1,537,105 shares (cost $9,736,351)	10,382,992
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
1,963,056 shares (cost $32,570,595)	29,930,328
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
1,369,989 shares (cost $13,164,813)	12,797,889
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
593,671 shares (cost $8,423,215)	8,650,319
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
4,482,487 shares (cost $27,763,344)	24,972,382

Total Investments	$1,960,830,500

Accounts Payable	(502)

$1,960,829,998

Contract Owners’ Equity:
Accumulation units	1,955,276,319
Contracts in payout (annuitization) period (note 1f)	5,553,679

Total Contract Owners’ Equity (note 5)	$1,960,829,998

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$20,392,662	58,488	106,053	161,869	117,057	827,149	1,113,873	350,183
Mortality and expense risk charges (note 2)	(26,306,399)	(60,568)	(71,936)	(98,996)	(66,237)	(555,388)	(760,731)	(224,346)

Net investment income (loss)	(5,913,737)	(2,080)	34,117	62,873	50,820	271,761	353,142	125,837

Realized gain (loss) on investments	996,618	(89,029)	72,783	33,201	60,920	(811,229)	(2,231,180)	(182,472)
Change in unrealized gain (loss) on investments	(94,489,348)	(91,515)	(138,397)	(358,968)	(56,719)	(26,039)	16,757	137,004

Net gain (loss) on investments	(93,492,730)	(180,544)	(65,614)	(325,767)	4,201	(837,268)	(2,214,423)	(45,468)

Reinvested capital gains	25,143,477	-	6,398	8,516	18,648	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(74,262,990)	(182,624)	(25,099)	(254,378)	73,669	(565,507)	(1,861,281)	80,369

Investment Activity:	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP	WRGNR
Reinvested dividends	$1,589,708	417,269	1,332,995	187,368	420,571	-	18,331	-
Mortality and expense risk charges (note 2)	(2,485,164)	(455,897)	(791,894)	(853,259)	(650,740)	(164,467)	(5,404)	(392,968)

Net investment income (loss)	(895,456)	(38,628)	541,101	(665,891)	(230,169)	(164,467)	12,927	(392,968)

Realized gain (loss) on investments	1,186,150	501,675	327,795	557,572	536,486	(66,803)	(3,822)	(965,309)
Change in unrealized gain (loss) on investments	(13,166,008)	(2,243,132)	1,641,840	(1,673,790)	(2,850,095)	(927,563)	(12,232)	(4,924,141)

Net gain (loss) on investments	(11,979,858)	(1,741,457)	1,969,635	(1,116,218)	(2,313,609)	(994,366)	(16,054)	(5,889,450)

Reinvested capital gains	-	2,198,697	329,113	1,676,880	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,875,314)	418,612	2,839,849	(105,229)	(2,543,778)	(1,158,833)	(3,127)	(6,282,418)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP
Reinvested dividends	$216,493	2,549,475	67,505	235,422	20,731	-	1,739	3,640
Mortality and expense risk charges (note 2)	(898,028)	(536,122)	(238,520)	(223,860)	(8,680)	(94,722)	(509,636)	(258,974)

Net investment income (loss)	(681,535)	2,013,353	(171,015)	11,562	12,051	(94,722)	(507,897)	(255,334)

Realized gain (loss) on investments	1,107,366	54,725	24,812	(782,142)	684	112,927	964,081	-
Change in unrealized gain (loss) on investments	(2,217,474)	(834,287)	(1,283,477)	(1,637,093)	(11,588)	(598,241)	(2,238,662)	-

Net gain (loss) on investments	(1,110,108)	(779,562)	(1,258,665)	(2,419,235)	(10,904)	(485,314)	(1,274,581)	-

Reinvested capital gains	1,973,940	-	-	-	-	-	1,043,904	-

Net increase (decrease) in contract owners’ equity resulting from operations	$182,297	1,233,791	(1,429,680)	(2,407,673)	1,147	(580,036)	(738,574)	(255,334)

Investment Activity:	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP
Reinvested dividends	$740,803	555,203	3,932,459	3,676,079	1,346,115	80,868	-	-
Mortality and expense risk charges (note 2)	(824,869)	(652,327)	(5,053,802)	(6,146,638)	(1,726,904)	(153,670)	(489,433)	(221,028)

Net investment income (loss)	(84,066)	(97,124)	(1,121,343)	(2,470,559)	(380,789)	(72,802)	(489,433)	(221,028)

Realized gain (loss) on investments	(274,776)	1,208,298	60,100	122,968	246,655	(507,670)	81,286	(122,679)
Change in unrealized gain (loss) on investments	(4,410,889)	(2,102,687)	(15,947,006)	(27,420,594)	(3,788,334)	914,717	(3,159,283)	(1,585,896)

Net gain (loss) on investments	(4,685,665)	(894,389)	(15,886,906)	(27,297,626)	(3,541,679)	407,047	(3,077,997)	(1,708,575)

Reinvested capital gains	1,475,754	899,922	5,583,812	6,584,903	2,036,943	-	1,177,921	128,126

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,293,977)	(91,591)	(11,424,437)	(23,183,282)	(1,885,525)	334,245	(2,389,509)	(1,801,477)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	WRSCV	WRVP
Reinvested dividends	$48,670	216,546
Mortality and expense risk charges (note 2)	(149,460)	(481,731)

Net investment income (loss)	(100,790)	(265,185)

Realized gain (loss) on investments	73,361	(300,116)
Change in unrealized gain (loss) on investments	(1,461,318)	(2,034,238)

Net gain (loss) on investments	(1,387,957)	(2,334,354)

Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,488,747)	(2,599,539)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		GVIDA		NVDBL2		NVDCA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(5,913,737)	(4,763,695)	(2,080)	(7,081)	34,117	(1,738)	62,873	(1,969)
Realized gain (loss) on investments	996,618	(6,121,064)	(89,029)	(167,132)	72,783	14,562	33,201	37,800
Change in unrealized gain (loss) on investments	(94,489,348)	166,672,171	(91,515)	535,918	(138,397)	238,886	(358,968)	201,800
Reinvested capital gains	25,143,477	10,105,038	-	-	6,398	6,993	8,516	5,457

Net increase (decrease) in contract owners’ equity resulting from operations	(74,262,990)	165,892,450	(182,624)	361,705	(25,099)	258,703	(254,378)	243,088

Equity transactions:
Purchase payments received from contract owners (note 3)	464,861,652	360,360,208	120	12,369	1,422,808	1,464,929	7,104,229	1,411,336
Transfers between funds	-	-	8,321	(143,920)	703,382	1,362,351	916,565	21,517
Redemptions (note 3)	(79,700,301)	(60,203,514)	(74,962)	(25,073)	(111,426)	(35,523)	(28,429)	(7,050)
Annuity benefits	(312,451)	(322,812)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(7,758,928)	(4,560,897)	(633)	(833)	(29,076)	(14,025)	(29,045)	(13,318)
Contingent deferred sales charges (note 2)	(1,202,613)	(1,388,455)	(3,500)	-	(922)	(2,290)	(290)	(127)
Adjustments to maintain reserves	(8,160)	(25,318)	(13)	3	(71)	(2,069)	(17)	(1,004)

Net equity transactions	375,879,199	293,859,212	(70,667)	(157,454)	1,984,695	2,773,373	7,963,013	1,411,354

Net change in contract owners’ equity	301,616,209	459,751,662	(253,291)	204,251	1,959,596	3,032,076	7,708,635	1,654,442
Contract owners’ equity beginning of period	1,659,213,789	1,199,462,127	3,304,169	3,099,918	4,315,166	1,283,090	3,013,274	1,358,832

Contract owners’ equity end of period	$1,960,829,998	1,659,213,789	3,050,878	3,304,169	6,274,762	4,315,166	10,721,909	3,013,274

CHANGES IN UNITS:
Beginning units	140,364,864	110,418,764	385,733	407,096	346,155	111,210	225,471	112,328
Units purchased	56,864,146	46,802,692	6,959	5,319	188,353	248,251	636,655	161,692
Units redeemed	(20,882,895)	(16,856,592)	(14,723)	(26,682)	(28,874)	(13,306)	(42,351)	(48,549)

Ending units	176,346,115	140,364,864	377,969	385,733	505,634	346,155	819,775	225,471

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVIDC		GVIDM		GVDMA		GVDMC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$50,820	32,733	271,761	193,506	353,142	266,889	125,837	83,427
Realized gain (loss) on investments	60,920	43,181	(811,229)	(1,511,431)	(2,231,180)	(3,396,558)	(182,472)	(311,671)
Change in unrealized gain (loss) on investments	(56,719)	101,036	(26,039)	4,560,130	16,757	9,079,091	137,004	1,147,225
Reinvested capital gains	18,648	10,727	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	73,669	187,677	(565,507)	3,242,205	(1,861,281)	5,949,422	80,369	918,981

Equity transactions:
Purchase payments received from contract owners (note 3)	1,086,407	496,281	2,457,433	4,069,406	609,409	897,709	1,330,164	1,109,244
Transfers between funds	1,679,992	61,343	(2,014,614)	(1,113,878)	(2,626,420)	(3,454,277)	57,234	446,935
Redemptions (note 3)	(348,397)	(168,923)	(1,304,700)	(2,070,032)	(2,573,310)	(2,347,475)	(606,762)	(594,681)
Annuity benefits	-	-	(5,977)	(6,755)	(5,641)	(6,301)	-	-
Contract maintenance charges (note 2)	(31,155)	(24,994)	(243,096)	(214,003)	(392,702)	(418,251)	(83,188)	(73,685)
Contingent deferred sales charges (note 2)	(14,475)	(4,477)	(17,463)	(22,095)	(42,660)	(19,959)	(7,704)	(14,561)
Adjustments to maintain reserves	(14)	(47)	(283)	111	(43)	1,637	(94)	(60)

Net equity transactions	2,372,358	359,183	(1,128,700)	642,754	(5,031,367)	(5,346,917)	689,650	873,192

Net change in contract owners’ equity	2,446,027	546,860	(1,694,207)	3,884,959	(6,892,648)	602,505	770,019	1,792,173
Contract owners’ equity beginning of period	3,969,082	3,422,222	39,318,138	35,433,179	57,472,517	56,870,012	14,421,471	12,629,298

Contract owners’ equity end of period	$6,415,109	3,969,082	37,623,931	39,318,138	50,579,869	57,472,517	15,191,490	14,421,471

CHANGES IN UNITS:
Beginning units	374,312	337,299	4,039,103	3,981,854	6,247,584	6,881,792	1,412,298	1,322,017
Units purchased	279,774	154,743	308,856	686,286	138,109	165,811	257,089	329,274
Units redeemed	(57,678)	(117,730)	(425,196)	(629,037)	(686,916)	(800,019)	(189,978)	(238,993)

Ending units	596,408	374,312	3,922,763	4,039,103	5,698,777	6,247,584	1,479,409	1,412,298

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRASP		WRBP		WRBDP		WRCEP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(895,456)	(852,535)	(38,628)	64,174	541,101	866,874	(665,891)	(308,173)
Realized gain (loss) on investments	1,186,150	1,652,414	501,675	265,064	327,795	177,677	557,572	72,393
Change in unrealized gain (loss) on investments	(13,166,008)	8,977,501	(2,243,132)	2,871,137	1,641,840	806,557	(1,673,790)	8,164,478
Reinvested capital gains	-	-	2,198,697	344,262	329,113	-	1,676,880	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,875,314)	9,777,380	418,612	3,544,637	2,839,849	1,851,108	(105,229)	7,928,698

Equity transactions:
Purchase payments received from contract owners (note 3)	6,181,986	9,664,741	1,365,851	1,256,025	4,239,820	4,365,889	3,682,361	2,765,291
Transfers between funds	(4,994,031)	(5,940,676)	263,243	166,351	3,174,164	9,195,789	(134,605)	(384,995)
Redemptions (note 3)	(9,906,236)	(8,489,740)	(1,577,045)	(1,092,881)	(3,475,393)	(2,776,004)	(3,458,820)	(2,950,134)
Annuity benefits	(61,096)	(63,124)	(16,509)	(14,751)	(24,221)	(26,068)	(18,499)	(16,821)
Contract maintenance charges (note 2)	(33,064)	(36,094)	(4,714)	(4,864)	(7,175)	(7,071)	(6,753)	(6,943)
Contingent deferred sales charges (note 2)	(187,764)	(202,815)	(19,248)	(22,492)	(57,575)	(77,159)	(54,739)	(89,868)
Adjustments to maintain reserves	(395)	(2,311)	821	9,553	20	(1,324)	(384)	(4,390)

Net equity transactions	(9,000,600)	(5,070,019)	12,399	296,941	3,849,640	10,674,052	8,561	(687,860)

Net change in contract owners’ equity	(21,875,914)	4,707,361	431,011	3,841,578	6,689,489	12,525,160	(96,668)	7,240,838
Contract owners’ equity beginning of period	155,804,700	151,097,339	27,101,419	23,259,841	49,685,286	37,160,126	49,823,632	42,582,794

Contract owners’ equity end of period	$133,928,786	155,804,700	27,532,430	27,101,419	56,374,776	49,685,286	49,726,964	49,823,632

CHANGES IN UNITS:
Beginning units	7,157,471	7,425,961	1,993,509	1,969,265	4,173,670	3,245,655	3,530,379	3,591,611
Units purchased	717,875	840,183	336,100	266,762	1,190,216	1,636,292	595,749	461,675
Units redeemed	(1,147,113)	(1,108,673)	(339,065)	(242,518)	(885,133)	(708,277)	(611,358)	(522,907)

Ending units	6,728,233	7,157,471	1,990,544	1,993,509	4,478,753	4,173,670	3,514,770	3,530,379

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRDIV		WRENG		WRGBP		WRGNR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(230,169)	(201,715)	(164,467)	(111,456)	12,927	-	(392,968)	(361,753)
Realized gain (loss) on investments	536,486	310,249	(66,803)	(125,023)	(3,822)	-	(965,309)	(1,090,424)
Change in unrealized gain (loss) on investments	(2,850,095)	5,131,126	(927,563)	2,024,232	(12,232)	-	(4,924,141)	5,117,103
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,543,778)	5,239,660	(1,158,833)	1,787,753	(3,127)	-	(6,282,418)	3,664,926

Equity transactions:
Purchase payments received from contract owners (note 3)	1,146,853	1,681,522	875,487	1,151,429	344,447	-	1,842,137	2,723,247
Transfers between funds	(1,541,834)	(1,584,976)	(531,263)	(304,457)	568,127	-	(1,736,964)	(2,000,374)
Redemptions (note 3)	(2,426,929)	(1,691,915)	(547,969)	(528,086)	(8,312)	-	(1,428,169)	(1,320,541)
Annuity benefits	(15,482)	(15,604)	(2,114)	(2,070)	-	-	(8,343)	(9,626)
Contract maintenance charges (note 2)	(6,287)	(6,469)	(1,408)	(1,459)	(5)	-	(5,020)	(5,278)
Contingent deferred sales charges (note 2)	(38,341)	(48,703)	(15,009)	(16,740)	-	-	(29,822)	(37,175)
Adjustments to maintain reserves	216	(78)	(731)	(4,890)	(9)	-	(276)	(8,372)

Net equity transactions	(2,881,804)	(1,666,223)	(223,007)	293,727	904,248	-	(1,366,457)	(658,119)

Net change in contract owners’ equity	(5,425,582)	3,573,437	(1,381,840)	2,081,480	901,121	-	(7,648,875)	3,006,807
Contract owners’ equity beginning of period	41,396,509	37,823,072	10,864,651	8,783,171	-	-	28,494,316	25,487,508

Contract owners’ equity end of period	$35,970,928	41,396,509	9,482,811	10,864,651	901,121	-	20,845,441	28,494,316

CHANGES IN UNITS:
Beginning units	3,158,796	3,305,284	893,710	867,964	-	-	1,767,719	1,822,229
Units purchased	316,421	307,715	148,246	191,742	109,891	-	239,750	322,463
Units redeemed	(553,108)	(454,203)	(171,436)	(165,996)	(18,375)	-	(336,792)	(376,973)

Ending units	2,922,109	3,158,796	870,520	893,710	91,516	-	1,670,677	1,767,719

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRGP		WRHIP		WRIP		WRI2P
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(681,535)	(534,731)	2,013,353	1,756,492	(171,015)	(77,988)	11,562	(20,614)
Realized gain (loss) on investments	1,107,366	669,496	54,725	(25,020)	24,812	(40,115)	(782,142)	(653,301)
Change in unrealized gain (loss) on investments	(2,217,474)	5,090,587	(834,287)	2,030,294	(1,283,477)	2,044,053	(1,637,093)	2,333,108
Reinvested capital gains	1,973,940	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	182,297	5,225,352	1,233,791	3,761,766	(1,429,680)	1,925,950	(2,407,673)	1,659,193

Equity transactions:
Purchase payments received from contract owners (note 3)	2,288,490	1,638,115	3,184,990	3,875,035	1,063,698	1,367,571	1,540,209	1,019,228
Transfers between funds	(1,616,275)	(1,136,341)	(126,123)	1,815,766	(831,976)	(408,740)	(429,929)	(675,937)
Redemptions (note 3)	(3,824,485)	(2,776,960)	(1,955,804)	(1,896,730)	(1,184,276)	(882,904)	(796,142)	(725,926)
Annuity benefits	(28,452)	(29,045)	(30,699)	(31,274)	(14,085)	(13,299)	(3,449)	(3,597)
Contract maintenance charges (note 2)	(9,034)	(9,678)	(4,751)	(4,435)	(2,861)	(3,120)	(2,062)	(2,206)
Contingent deferred sales charges (note 2)	(63,844)	(63,385)	(20,439)	(50,621)	(21,603)	(25,597)	(15,739)	(23,910)
Adjustments to maintain reserves	239	2,577	369	8,484	349	4,891	(120)	(5,539)

Net equity transactions	(3,253,361)	(2,374,717)	1,047,543	3,716,225	(990,754)	38,802	292,768	(417,887)

Net change in contract owners’ equity	(3,071,064)	2,850,635	2,281,334	7,477,991	(2,420,434)	1,964,752	(2,114,905)	1,241,306
Contract owners’ equity beginning of period	54,206,720	51,356,085	33,951,427	26,473,436	16,682,838	14,718,085	15,141,073	13,899,768

Contract owners’ equity end of period	$51,135,656	54,206,720	36,232,761	33,951,427	14,262,404	16,682,838	13,026,168	15,141,073

CHANGES IN UNITS:
Beginning units	4,408,571	4,630,140	2,140,242	1,881,230	1,120,275	1,118,293	994,967	1,023,904
Units purchased	515,334	383,864	532,315	590,727	119,504	159,847	167,248	153,100
Units redeemed	(797,298)	(605,433)	(460,222)	(331,715)	(189,307)	(157,865)	(153,291)	(182,037)

Ending units	4,126,607	4,408,571	2,212,335	2,140,242	1,050,472	1,120,275	1,008,924	994,967

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRLTBP		WRMIC		WRMCG		WRMMP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$12,051	-	(94,722)	(72,537)	(507,897)	(423,306)	(255,334)	(197,229)
Realized gain (loss) on investments	684	-	112,927	39,137	964,081	223,080	-	-
Change in unrealized gain (loss) on investments	(11,588)	-	(598,241)	1,710,031	(2,238,662)	6,936,151	-	-
Reinvested capital gains	-	-	-	-	1,043,904	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,147	-	(580,036)	1,676,631	(738,574)	6,735,925	(255,334)	(197,229)

Equity transactions:
Purchase payments received from contract owners (note 3)	365,028	-	732,075	802,141	1,808,973	1,345,304	29,602,664	20,465,171
Transfers between funds	1,161,654	-	(395,732)	49,109	(833,218)	(288,837)	(6,438,611)	(7,152,867)
Redemptions (note 3)	(56,361)	-	(274,321)	(204,052)	(1,846,677)	(1,061,042)	(13,012,204)	(10,008,048)
Annuity benefits	(147)	-	(1,079)	(992)	(2,168)	(3,853)	(28,998)	(31,410)
Contract maintenance charges (note 2)	(16)	-	(996)	(955)	(3,396)	(3,310)	(4,434)	(3,601)
Contingent deferred sales charges (note 2)	(3,353)	-	(5,292)	(4,360)	(33,554)	(29,132)	(63,439)	(78,836)
Adjustments to maintain reserves	(23)	-	(39)	97	(225)	(2,841)	(1,808)	332

Net equity transactions	1,466,782	-	54,616	640,988	(910,265)	(43,711)	10,053,170	3,190,741

Net change in contract owners’ equity	1,467,929	-	(525,420)	2,317,619	(1,648,839)	6,692,214	9,797,836	2,993,512
Contract owners’ equity beginning of period	-	-	6,301,284	3,983,666	29,695,183	23,002,969	16,714,992	13,721,480

Contract owners’ equity end of period	$1,467,929	-	5,775,864	6,301,284	28,046,344	29,695,183	26,512,827	16,714,992

CHANGES IN UNITS:
Beginning units	-	-	441,697	386,952	1,899,916	1,904,908	1,570,513	1,269,004
Units purchased	179,979	-	93,685	124,679	278,938	276,143	6,497,996	4,215,891
Units redeemed	(36,492)	-	(93,427)	(69,934)	(346,629)	(281,135)	(5,522,621)	(3,914,382)

Ending units	143,487	-	441,955	441,697	1,832,225	1,899,916	2,545,888	1,570,513

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRPAP		WRPCP		WRPMP		WRPMAP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(84,066)	(147,150)	(97,124)	(137,765)	(1,121,343)	(1,805,914)	(2,470,559)	(1,564,835)
Realized gain (loss) on investments	(274,776)	(334,063)	1,208,298	136,385	60,100	(85,220)	122,968	(59,288)
Change in unrealized gain (loss) on investments	(4,410,889)	6,740,125	(2,102,687)	2,272,349	(15,947,006)	29,505,307	(27,420,594)	34,616,139
Reinvested capital gains	1,475,754	1,241,826	899,922	609,392	5,583,812	2,466,018	6,584,903	3,370,752

Net increase (decrease) in contract owners’ equity resulting from operations	(3,293,977)	7,500,738	(91,591)	2,880,361	(11,424,437)	30,080,191	(23,183,282)	36,362,768

Equity transactions:
Purchase payments received from contract owners (note 3)	1,077,239	1,209,127	8,401,272	12,211,013	123,151,783	118,393,745	215,414,211	124,463,897
Transfers between funds	(1,365,099)	(415,858)	5,600,423	4,968,422	3,745,000	3,966,523	6,839,456	5,507,567
Redemptions (note 3)	(2,132,981)	(1,625,836)	(1,221,154)	(1,573,925)	(8,822,613)	(3,832,954)	(7,032,052)	(4,046,956)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(371,872)	(356,900)	(295,284)	(171,876)	(2,590,062)	(1,336,672)	(2,865,151)	(1,437,185)
Contingent deferred sales charges (note 2)	(26,111)	(63,426)	(16,493)	(56,218)	(143,586)	(83,429)	(153,727)	(127,939)
Adjustments to maintain reserves	22	527	(118)	(67)	(3,227)	(12,227)	(2,780)	(15,622)

Net equity transactions	(2,818,802)	(1,252,366)	12,468,646	15,377,349	115,337,295	117,094,986	212,199,957	124,343,762

Net change in contract owners’ equity	(6,112,779)	6,248,372	12,377,055	18,257,710	103,912,858	147,175,177	189,016,675	160,706,530
Contract owners’ equity beginning of period	61,202,987	54,954,615	44,152,956	25,895,246	326,887,970	179,712,793	359,864,259	199,157,729

Contract owners’ equity end of period	$55,090,208	61,202,987	56,530,011	44,152,956	430,800,828	326,887,970	548,880,934	359,864,259

CHANGES IN UNITS:
Beginning units	5,863,977	5,999,331	4,173,894	2,640,057	31,449,317	19,221,244	33,709,714	21,078,676
Units purchased	230,793	203,704	2,007,164	1,971,750	13,646,122	13,821,694	21,932,163	13,861,230
Units redeemed	(509,132)	(339,058)	(798,090)	(437,913)	(2,472,839)	(1,593,621)	(1,944,417)	(1,230,192)

Ending units	5,585,638	5,863,977	5,382,968	4,173,894	42,622,600	31,449,317	53,697,460	33,709,714

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRPMCP		WRRESP		WRSTP		WRSCP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(380,789)	(440,454)	(72,802)	31,655	(489,433)	(431,095)	(221,028)	(186,272)
Realized gain (loss) on investments	246,655	(76,138)	(507,670)	(573,634)	81,286	187,600	(122,679)	(142,161)
Change in unrealized gain (loss) on investments	(3,788,334)	7,671,844	914,717	2,591,112	(3,159,283)	2,587,032	(1,585,896)	3,504,817
Reinvested capital gains	2,036,943	1,199,104	-	-	1,177,921	850,507	128,126	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,885,525)	8,354,356	334,245	2,049,133	(2,389,509)	3,194,044	(1,801,477)	3,176,384

Equity transactions:
Purchase payments received from contract owners (note 3)	36,311,759	33,037,196	988,795	855,802	2,463,153	3,574,611	1,147,666	1,190,475
Transfers between funds	4,001,553	6,029,953	(421,306)	(423,306)	(434,944)	(1,020,122)	(461,858)	(114,441)
Redemptions (note 3)	(3,024,015)	(2,471,317)	(566,788)	(430,953)	(1,925,981)	(1,879,368)	(1,069,269)	(736,805)
Annuity benefits	-	-	(1,944)	(1,759)	(13,938)	(16,022)	(14,389)	(13,652)
Contract maintenance charges (note 2)	(719,350)	(386,676)	(1,649)	(1,679)	(5,697)	(5,720)	(2,715)	(2,597)
Contingent deferred sales charges (note 2)	(40,055)	(92,931)	(12,132)	(11,610)	(30,814)	(49,136)	(16,299)	(25,219)
Adjustments to maintain reserves	(229)	603	(42)	(156)	(109)	(2,212)	643	7,491

Net equity transactions	36,529,663	36,116,828	(15,066)	(13,661)	51,670	602,031	(416,221)	305,252

Net change in contract owners’ equity	34,644,138	44,471,184	319,179	2,035,472	(2,337,839)	3,796,075	(2,217,698)	3,481,636
Contract owners’ equity beginning of period	107,068,837	62,597,653	10,063,790	8,028,318	32,268,169	28,472,094	15,015,552	11,533,916

Contract owners’ equity end of period	$141,712,975	107,068,837	10,382,969	10,063,790	29,930,330	32,268,169	12,797,855	15,015,552

CHANGES IN UNITS:
Beginning units	10,120,254	6,475,804	718,974	725,750	1,850,540	1,807,299	1,005,451	981,102
Units purchased	4,315,503	4,233,390	111,531	128,225	218,066	295,779	153,346	182,697
Units redeemed	(858,689)	(588,940)	(113,829)	(135,001)	(215,984)	(252,538)	(183,277)	(158,348)

Ending units	13,577,068	10,120,254	716,676	718,974	1,852,622	1,850,540	975,520	1,005,451

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRSCV		WRVP		WRMSP
	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(100,790)	(133,423)	(265,185)	(226,103)	-	186,391
Realized gain (loss) on investments	73,361	(178,096)	(300,116)	(518,103)	-	(662,724)
Change in unrealized gain (loss) on investments	(1,461,318)	2,451,917	(2,034,238)	5,111,311	-	519,774
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,488,747)	2,140,398	(2,599,539)	4,367,105	-	43,441

Equity transactions:
Purchase payments received from contract owners (note 3)	711,168	816,250	918,967	975,947	-	50,162
Transfers between funds	(699,997)	(277,034)	(1,084,315)	(1,129,776)	-	(5,620,814)
Redemptions (note 3)	(707,606)	(388,482)	(2,370,713)	(1,499,020)	-	(64,178)
Annuity benefits	(3,846)	(3,912)	(11,375)	(12,660)	-	(217)
Contract maintenance charges (note 2)	(1,703)	(1,878)	(4,574)	(4,942)	-	(180)
Contingent deferred sales charges (note 2)	(12,806)	(10,061)	(33,815)	(32,899)	-	(1,285)
Adjustments to maintain reserves	256	(4,379)	(47)	1,282	-	4,681

Net equity transactions	(714,534)	130,504	(2,585,872)	(1,702,068)	-	(5,631,831)

Net change in contract owners’ equity	(2,203,281)	2,270,902	(5,185,411)	2,665,037	-	(5,588,390)
Contract owners’ equity beginning of period	10,853,608	8,582,706	30,157,813	27,492,776	-	5,588,390

Contract owners’ equity end of period	$8,650,328	10,853,608	24,972,402	30,157,813	-	-

CHANGES IN UNITS:
Beginning units	767,001	753,278	2,423,651	2,586,373	-	553,854
Units purchased	86,899	130,033	307,517	249,214	-	42,517
Units redeemed	(141,654)	(116,310)	(537,601)	(411,936)	-	(596,371)

Ending units	712,246	767,001	2,193,567	2,423,651	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT -12

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-12 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts and Individual Single Purchase Payment Immediate Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Waddell & Reed.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc.- International Core Equity (WRI2P)

Ivy Funds Variable Insurance Portfolios, Inc.- Limited-Term Bond (WRLTBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc.- Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(Continued)

NATIONWIDE VARIABLE ACCOUNT -12

NOTES TO FINANCIAL STATEMENTS December 31, 2011

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Select Income Annuity contracts, this charge will not exceed 6% of the purchase payments withdrawn and declines a specified percentage each year. After the end of the sixth contract year this charge is 0%. For Select Preferred Annuity contracts this charge will not exceed 8% of the purchase payments redeemed and declines a specified percentage each year. After the end of the seventh contract year this charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of $50 from deferred annuity contracts, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value.

The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders.

The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 12 Options	Select Income Annuity	Select Preferred Annuity

Variable Account Charges - Recurring	1.50%	1.25%
Death Benefit Options - Allows enhanced provision in place of the standard death benefit.
Five-Year Enhanced	-	0.05%
One-Year Enhanced	-	0.15%
One-Month Enhanced	-	0.30%
Combination Enhanced	-	0.40%
Spousal Protection Annuity Option	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option	-	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	-	0.50%
4% Extra Value Credit Option	-	0.60%
Capital Preservation and Income Options
Capital Preservation Plus Option	-	0.50%
Provides a return of principle over the elected program period.
Capital Preservation Plus Lifetime Income Option	-	1.00%
Provides a return of principle over the elected program period and provides for a consistent lifetime income stream regardless of actual value of contract.
Lifetime Income Option
Provides for lifetime withdrawals even after the contract value is zero.
5% (no longer available)	-	1.00%
7% (only available in NY)	-	1.00%
10%	-	1.20%
Spousal Continuation Benefit
Allows surviving spouse to continue to receive the lifetime benefit associated with the Lifetime Income Option.
5% (no longer available)	-	0.15%
7% (only available in NY)	-	0.15%
10% (not available in NY)	-	0.30%

Maximum Variable Account Charges*	1.50%	4.20%

* When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2011.

	Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

1.25%	$11,382,439	$4,027	$34,134	$62,169	$43,208	$240,024	$365,667	$104,396
1.30%	694,331	-	489	3,241	2,369	18,350	25,815	4,954
1.35%	813,873	-	4,242	2,504	1,854	36,808	71,986	13,334
1.40%	4,075,482	-	3,741	22,325	5,702	77,034	110,911	19,935
1.50%	1,773,782	19	1,560	2,184	1,188	24,676	52,131	4,230
1.55%	705,972	-	4,245	2,543	1,402	5,378	4,075	986
1.60%	35,132	-	-	-	-	-	385	-
1.65%	920,165	-	-	902	906	13,433	15,420	5,876
1.70%	20,708	-	-	-	-	-	-	-
1.75%	787,485	-	165	-	1,254	11,122	4,816	394
1.80%	32,072	-	-	-	-	-	-	-
1.85%	1,770,832	11,168	1,516	-	3,873	45,161	41,907	23,610
1.90%	449,948	21,860	-	-	18	3,237	4,966	375
1.95%	241,679	1,686	-	-	-	9,718	15,886	2,211
2.00%	1,378,574	11,164	11,650	2,400	3,619	34,732	26,129	17,413
2.05%	57,673	-	7,274	-	-	-	-	3,235
2.10%	533,196	9,055	2,785	-	844	16,979	12,098	2,506
2.15%	205,505	-	-	728	-	4,723	4,690	12,547
2.20%	1,505	-	135	-	-	-	-	67
2.25%	198,080	1,126	-	-	-	8,070	793	4,320
2.30%	459	-	-	-	-	135	-	136
2.35%	83,943	-	-	-	-	2,915	1,615	1,297
2.40%	20,415	-	-	-	-	-	-	-
2.45%	22,618	-	-	-	-	2,893	1,441	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 12

NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.50%	57,579	-	-	-	-	-	-	2,524
2.60%	30,163	463	-	-	-	-	-	-
2.70%	1,061	-	-	-	-	-	-	-
2.75%	8,100	-	-	-	-	-	-	-
3.00%	1,168	-	-	-	-	-	-	-
3.10%	2,460	-	-	-	-	-	-	-

Totals	$26,306,399	$60,568	$71,936	$98,996	$66,237	$555,388	$760,731	$224,346

	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP	WRGNR

1.25%	$307,765	$43,394	$134,434	$100,516	$80,578	$38,474	$1,595	$75,667
1.30%	61,455	12,030	23,907	20,090	13,869	5,540	-	16,827
1.35%	37,310	6,620	16,745	12,941	10,293	2,736	70	6,423
1.40%	350,637	70,588	176,067	119,941	96,322	31,932	541	101,410
1.50%	232,002	50,507	95,720	79,989	61,701	19,965	560	63,845
1.55%	117,128	19,348	48,458	29,629	29,725	16,060	2,039	24,932
1.60%	5,873	537	2,622	1,369	611	813	-	1,488
1.65%	161,667	21,505	47,493	41,775	32,066	15,083	301	38,221
1.70%	2,721	376	1,346	243	1,711	423	-	1,033
1.75%	140,836	34,889	54,731	57,725	38,997	8,494	123	24,980
1.80%	5,985	2,548	1,064	4,978	1,463	-	-	13
1.85%	432,089	61,042	73,608	137,173	108,530	12,377	175	10,566
1.90%	112,713	26,613	19,344	47,925	34,897	1,094	-	3,502
1.95%	57,556	9,124	12,603	23,082	13,956	-	-	274
2.00%	248,008	48,617	42,671	94,730	69,511	2,661	-	9,945
2.05%	4,038	1,003	2,139	986	1,883	-	-	-
2.10%	109,678	18,855	14,897	45,502	33,441	3,524	-	8,806
2.15%	24,551	9,553	5,628	9,350	7,630	1,786	-	1,608
2.20%	645	-	-	172	152	-	-	-
2.25%	23,798	8,252	6,471	9,834	6,265	1,962	-	1,441
2.30%	36	-	41	-	36	-	-	-
2.35%	16,862	4,389	4,737	6,753	3,443	40	-	387
2.40%	8,852	1,488	453	1,733	904	-	-	-
2.45%	1,186	1,381	620	2,356	471	-	-	252
2.50%	11,112	1,714	4,259	2,961	803	575	-	610
2.60%	8,054	905	279	1,090	1,126	928	-	643
2.70%	385	-	197	-	-	-	-	95
2.75%	1,205	294	764	195	356	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.10%	1,017	325	596	221	-	-	-	-

	$2,485,164	$455,897	$791,894	$853,259	$650,740	$164,467	$5,404	$392,968

	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP

1.25%	$100,936	$97,506	$45,626	$40,305	$883	$17,211	$44,932	$86,124
1.30%	22,209	18,742	16,888	8,100	104	4,699	12,168	20,414
1.35%	16,715	8,149	5,027	4,068	-	2,740	5,923	11,778
1.40%	105,237	132,994	54,670	52,956	1,490	17,859	57,525	53,047
1.50%	79,933	85,376	44,023	32,971	771	14,064	38,085	26,888
1.55%	19,146	40,208	14,504	20,721	3,483	5,411	13,002	7,453
1.60%	2,096	2,530	945	582	-	848	377	-
1.65%	47,725	45,099	17,125	18,389	773	10,187	20,135	11,169
1.70%	107	1,088	79	910	-	-	246	52
1.75%	69,436	46,382	18,327	17,173	47	9,290	22,871	9,890
1.80%	10,197	211	-	-	-	-	10	234
1.85%	158,766	9,500	4,527	9,677	530	1,801	140,200	16,971
1.90%	56,250	3,565	863	2,156	-	1,231	28,850	1,084
1.95%	22,916	144	-	338	-	108	18,066	2,542
2.00%	101,663	15,041	4,396	5,809	599	3,679	56,944	3,916
2.05%	2,028	151	649	147	-	146	695	240
2.10%	42,225	15,539	5,326	6,039	-	3,005	36,230	4,967
2.15%	8,461	1,006	1,590	1,543	-	211	2,235	166
2.20%	-	-	-	-	-	-	-	-
2.25%	12,929	1,280	799	1,633	-	357	4,143	362
2.30%	-	-	-	-	-	-	-	40
2.35%	6,333	7,181	776	50	-	428	3,311	1,446
2.40%	2,667	-	-	-	-	-	-	84
2.45%	1,859	-	-	-	-	918	598	-
2.50%	1,218	1,441	-	39	-	529	1,691	107
2.60%	4,768	2,989	2,380	254	-	-	1,399	-
2.70%	274	-	-	-	-	-	-	-
2.75%	1,724	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.10%	210	-	-	-	-	-	-	-

	$898,028	$536,122	$238,520	$223,860	$8,680	$94,722	$509,636	$258,974

	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP

1.25%	$465,760	$314,923	$3,375,293	$3,951,892	$962,944	$35,001	$94,323	$39,149
1.30%	24,571	7,206	120,991	152,411	21,462	7,760	21,615	12,674
1.35%	66,217	27,931	171,990	173,548	65,579	3,764	9,150	5,781
1.40%	58,307	140,399	698,548	1,015,070	203,854	32,757	129,668	47,571
1.50%	41,187	37,888	142,258	257,526	70,083	26,613	78,175	40,428
1.55%	9,861	30,228	69,815	39,821	51,484	12,598	29,823	10,622
1.60%	5,248	-	796	2,018	1,794	865	2,210	137
1.65%	18,880	14,213	94,781	79,246	46,344	11,980	40,148	17,698
1.70%	1,635	1,420	1,529	1,587	1,470	465	979	793
1.75%	5,004	2,876	51,214	44,687	7,005	8,364	33,711	16,248
1.80%	-	-	-	-	-	-	407	372
1.85%	53,468	15,287	91,283	118,142	66,665	1,782	8,195	4,724
1.90%	2,753	3,695	10,026	15,668	3,733	1,901	5,295	2,005
1.95%	2,451	239	18,130	12,532	2,406	87	442	427
2.00%	53,313	32,422	105,438	167,713	128,155	2,500	12,863	7,730
2.05%	-	-	8,040	8,789	13,974	-	-	-
2.10%	10,419	6,565	32,063	16,813	31,549	2,793	8,353	4,028
2.15%	1,149	3,511	23,380	38,402	24,986	2,014	3,760	2,497
2.20%	-	-	68	-	67	-	-	-
2.25%	1,575	1,863	30,571	47,342	3,960	1,810	4,782	1,904
2.30%	-	-	-	-	-	-	-	-
2.35%	3,071	7,356	-	-	4,240	-	811	1,404
2.40%	-	-	-	1,451	1,469	-	-	-
2.45%	-	-	1,878	-	-	248	3,342	2,367
2.50%	-	4,305	3,729	1,980	12,359	-	687	1,186
2.60%	-	-	155	-	154	368	584	1,283
2.70%	-	-	-	-	-	-	110	-
2.75%	-	-	1,826	-	-	-	-	-
3.00%	-	-	-	-	1,168	-	-	-
3.10%	-	-	-	-	-	-	-	-

	$824,869	$652,327	$5,053,802	$6,146,638	$1,726,904	$153,670	$489,433	$221,028

(Continued)

NATIONWIDE VARIABLE ACCOUNT -12

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	WRSCV	WRVP

1.25%	$30,497	$43,086
1.30%	3,973	9,408
1.35%	3,583	8,064
1.40%	30,140	56,304
1.50%	20,683	46,553
1.55%	11,534	10,310
1.60%	611	377
1.65%	12,544	19,081
1.70%	-	495
1.75%	9,239	37,195
1.80%	355	4,235
1.85%	13,038	93,481
1.90%	1,847	32,482
1.95%	111	14,644
2.00%	1,112	52,031
2.05%	243	2,013
2.10%	3,577	24,735
2.15%	2,340	5,460
2.20%	-	199
2.25%	1,981	8,457
2.30%	-	35
2.35%	783	4,315
2.40%	-	1,314
2.45%	-	808
2.50%	-	3,750
2.60%	1,269	1,072
2.70%	-	-
2.75%	-	1,736
3.00%	-	-
3.10%	-	91

	$149,460	$481,731

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $17,514,493 and $13,928,269, respectively, and total transfers from the Account to the fixed account were $9,900,108 and $4,755,018, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $11,238 and $70,734 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits to Select Preferred Annuity contracts, the Company contributed $444,215 and $264,733 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $872,952 and $1,747,369 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$1,960,830,500	$0	$0	$1,960,830,500

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2011 are as follows:

	Purchases of Investments	Sales of Investments
NVIT Investor Destinations Aggressive Fund – Class II ( GVIDA )	$115,664	$188,420
NVIT Investor Destinations Balanced Fund – Class II ( NVDBL2 )	2,579,885	554,635
NVIT Investor Destinations Capital Appreciation Fund – Class II ( NVDCA2 )	8,382,690	348,301
NVIT Investor Destinations Conservative Fund – Class II ( GVIDC )	3,050,586	608,776
NVIT Investor Destinations Moderate Fund – Class II ( GVIDM )	3,264,663	4,121,682
NVIT Investor Destinations Moderately Aggressive Fund – Class II ( GVDMA )	3,080,796	7,759,086
NVIT Investor Destinations Moderately Conservative Fund – Class II ( GVDMC )	2,754,071	1,938,577
Ivy Fund Variable Insurance Portfolios, Inc. – Asset Strategy ( WRASP )	5,462,284	15,361,921
Ivy Fund Variable Insurance Portfolios, Inc. – Balanced ( WRBP )	5,153,273	2,971,757
Ivy Fund Variable Insurance Portfolios, Inc. – Bond ( WRBDP )	10,286,875	5,560,298
Ivy Fund Variable Insurance Portfolios, Inc. – Core Equity ( WRCEP )	5,603,043	4,587,165
Ivy Fund Variable Insurance Portfolios, Inc. – Dividend Opportunities ( WRDIV )	1,930,943	5,042,932
Ivy Fund Variable Insurance Portfolios, Inc. – Energy ( WRENG )	1,312,968	1,705,285
Ivy Funds Variable Insurance Portfolios, Inc. – Global Bond ( WRGBP )	1,057,569	140,390
Ivy Fund Variable Insurance Portfolios, Inc. – Global Natural Resources ( WRGNR )	1,743,284	3,511,633
Ivy Fund Variable Insurance Portfolios, Inc. – Growth ( WRGP )	4,024,840	5,984,602

(Continued)

NATIONWIDE VARIABLE ACCOUNT -12

NOTES TO FINANCIAL STATEMENTS December 31, 2011

Ivy Fund Variable Insurance Portfolios, Inc. – High Income ( WRHIP )		8,604,920	5,535,355
Ivy Fund Variable Insurance Portfolios, Inc. – International Growth ( WRIP )		1,077,053	2,234,358
Ivy Fund Variable Insurance Portfolios, Inc. – International Core Equity ( WRI2P )		2,043,263	1,743,679
Ivy Funds Variable Insurance Portfolios, Inc. – Limited-Term Bond ( WRLTBP )		1,766,150	287,297
Ivy Fund Variable Insurance Portfolios, Inc. – Micro Cap Growth ( WRMIC )		1,077,673	1,117,830
Ivy Fund Variable Insurance Portfolios, Inc. – Mid Cap Growth ( WRMCG )		3,164,508	3,542,226
Ivy Fund Variable Insurance Portfolios, Inc. – Money Market ( WRMMP )		29,448,999	19,650,975
Ivy Fund Variable Insurance Portfolios, Inc. – Pathfinder Aggressive ( WRPAP )		3,717,186	5,144,323
Ivy Fund Variable Insurance Portfolios, Inc. – Pathfinder Conservative ( WRPCP )		19,972,915	6,701,468
Ivy Fund Variable Insurance Portfolios, Inc. – Pathfinder Moderate ( WRPMP )		124,342,563	4,542,994
Ivy Fund Variable Insurance Portfolios, Inc. – Pathfinder Moderately Aggressive ( WRPMAP )		218,642,649	2,328,276
Ivy Fund Variable Insurance Portfolios, Inc. – Pathfinder Moderately Conservative ( WRPMCP )		41,652,332	3,466,525
Ivy Fund Variable Insurance Portfolios, Inc. – Real Estate Securities ( WRRESP )		1,263,097	1,351,002
Ivy Fund Variable Insurance Portfolios, Inc. – Science and Technology ( WRSTP )		3,512,111	2,774,441
Ivy Fund Variable Insurance Portfolios, Inc. – Small Cap Growth ( WRSCP )		1,465,343	1,967,502
Ivy Fund Variable Insurance Portfolios, Inc. – Small Cap Value ( WRSCV )		749,518	1,569,770
Ivy Fund Variable Insurance Portfolios, Inc. – Value ( WRVP )		1,333,071	4,184,168

	Total	$523,636,785	$128,527,649

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT -12

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	1.25% to 2.60%	377,969	$8.32 to $ 7.80	$3,050,878	1.81%	-5.13% to -6.42%
2010	1.25% to 2.60%	385,733	8.77 to 8.34	3,304,169	1.68%	13.20% to 11.65%
2009	1.25% to 2.60%	407,096	7.75 to 7.47	3,099,918	1.04%	25.62% to 23.90%
2008	1.25% to 2.60%	377,280	6.17 to 6.03	2,299,353	2.10%	-37.63% to -38.49%
2007	1.85% to 2.25%	260,941	9.85 to 9.82	2,567,988	1.74%	-1.52% to -1.79%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2011	1.25% to 2.20%	505,634	12.47 to 12.15	6,274,762	2.15%	-0.37% to -1.33%
2010	1.25% to 2.10%	346,155	12.52 to 12.34	4,315,166	1.31%	8.44% to 7.51%
2009	1.25% to 2.00%	111,210	11.54 to 11.48	1,283,090	1.80%	15.43% to 14.84%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2011	1.25% to 2.15%	819,775	13.10 to 12.78	10,721,909	2.16%	-2.17% to -3.06%
2010	1.25% to 2.15%	225,471	13.39 to 13.19	3,013,274	1.27%	10.63% to 9.62%
2009	1.25% to 2.00%	112,328	12.10 to 12.04	1,358,832	1.81%	21.03% to 20.41%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	1.25% to 2.10%	596,408	10.81 to 10.39	6,415,109	2.39%	1.65% to 0.77%
2010	1.25% to 2.00%	374,312	10.64 to 10.35	3,969,082	2.21%	4.57% to 3.78%
2009	1.25% to 2.00%	337,299	10.17 to 9.97	3,422,222	1.94%	7.72% to 6.90%
2008	1.25% to 1.85%	264,806	9.45 to 9.35	2,498,076	3.47%	-7.20% to -7.76%
2007	1.25% to 1.50%	140,505	10.18 to 10.16	1,429,751	2.87%	1.78% to 1.61%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	1.25% to 2.45%	3,922,763	9.67 to 9.13	37,608,280	2.13%	-1.29% to -2.48%
2010	1.25% to 2.45%	4,039,103	9.80 to 9.37	39,296,310	1.98%	9.53% to 8.20%
2009	1.25% to 2.45%	3,981,854	8.94 to 8.66	35,433,179	1.54%	17.65% to 16.22%
2008	1.25% to 2.45%	3,924,711	7.60 to 7.45	29,742,274	2.88%	-24.16% to -25.08%
2007	1.25% to 2.45%	3,109,641	10.02 to 9.94	31,131,973	2.23%	0.23% to -0.58%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	1.25% to 2.45%	5,698,777	8.93 to 8.44	50,565,308	2.01%	-3.35% to -4.52%
2010	1.25% to 2.45%	6,247,584	9.24 to 8.83	57,451,777	1.88%	11.42% to 10.07%
2009	1.25% to 2.45%	6,881,792	8.29 to 8.03	56,870,012	1.32%	22.84% to 21.34%
2008	1.25% to 2.45%	7,827,936	6.75 to 6.61	52,739,171	2.51%	-32.25% to -33.07%
2007	1.25% to 2.45%	6,797,048	9.96 to 9.88	67,676,754	1.91%	-0.35% to -1.17%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	1.25% to 2.50%	1,479,409	10.37 to 9.77	15,191,490	2.29%	0.79% to -0.48%
2010	1.25% to 2.50%	1,412,298	10.29 to 9.82	14,421,471	2.09%	7.16% to 5.80%
2009	1.25% to 2.35%	1,322,017	9.60 to 9.32	12,629,298	1.75%	13.13% to 11.87%
2008	1.25% to 2.35%	1,171,429	8.49 to 8.33	9,907,489	3.25%	-16.11% to -17.04%
2007	1.25% to 2.10%	824,398	10.12 to 10.06	8,328,962	2.60%	1.15% to 0.57%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	1.25% to 3.10%	6,728,233	20.08 to 17.32	132,707,453	1.04%	-8.36% to -10.08%
2010	1.25% to 3.10%	7,157,471	21.91 to 19.26	154,332,425	1.08%	7.32% to 5.31%
2009	1.25% to 3.10%	7,425,961	20.42 to 18.29	149,600,166	0.37%	23.48% to 21.17%
2008	1.25% to 3.10%	7,345,272	16.54 to 15.09	120,503,997	0.45%	-26.72% to -28.10%
2007	1.25% to 3.10%	6,510,435	22.57 to 20.99	146,284,741	0.72%	42.30% to 39.63%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2011	1.25% to 3.10%	1,990,544	13.81 to 11.91	27,171,664	1.50%	2.02% to 0.12%
2010	1.25% to 3.10%	1,993,509	13.53 to 11.89	26,715,430	1.95%	15.65% to 13.48%
2009	1.25% to 3.10%	1,969,265	11.70 to 10.48	22,895,678	2.05%	11.81% to 9.72%
2008	1.25% to 3.10%	2,078,931	10.47 to 9.55	21,806,132	0.11%	-21.99% to -23.45%
2007	1.25% to 3.10%	1,940,268	13.41 to 12.48	26,178,502	1.52%	12.24% to 10.12%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2011	1.25% to 3.10%	4,478,753	12.68 to 10.93	55,945,243	2.58%	5.97% to 3.99%
2010	1.25% to 3.10%	4,173,670	11.97 to 10.51	49,220,990	3.44%	4.71% to 2.75%
2009	1.25% to 3.10%	3,245,655	11.43 to 10.23	36,708,343	3.81%	5.82% to 3.84%
2008	1.25% to 3.10%	3,140,394	10.80 to 9.85	33,658,749	0.10%	-0.94% to -2.80%
2007	1.25% to 3.10%	2,587,073	10.90 to 10.14	28,068,255	4.48%	4.34% to 2.38%
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2011	1.25% to 3.10%	3,514,770	14.23 to 12.27	49,228,864	0.36%	0.39% to -1.48%
2010	1.25% to 3.10%	3,530,379	14.17 to 12.45	49,283,140	0.99%	19.38% to 17.15%
2009	1.25% to 3.10%	3,591,611	11.87 to 10.63	42,094,848	1.02%	22.47% to 20.18%
2008	1.25% to 3.10%	3,761,443	9.69 to 8.84	36,226,405	0.18%	-35.59% to -36.80%
2007	1.25% to 3.10%	3,598,596	15.05 to 13.99	54,069,395	0.70%	12.60% to 10.48%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2011	1.25% to 2.75%	2,922,109	12.57 to 11.15	35,735,406	1.05%	-5.88% to -7.31%
2010	1.25% to 2.75%	3,158,796	13.36 to 12.03	41,110,151	1.13%	14.92% to 13.17%
2009	1.25% to 2.75%	3,305,284	11.62 to 10.63	37,543,117	1.00%	16.41% to 14.64%
2008	1.25% to 2.75%	3,458,487	9.98 to 9.27	33,886,565	0.08%	-36.72% to -37.68%
2007	1.25% to 2.75%	3,179,374	15.78 to 14.88	49,406,307	1.02%	15.25% to 13.49%

(Continued)

NATIONWIDE VARIABLE ACCOUNT -12

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2011	1.25% to 2.60%	870,520	$11.01 to $ 10.19	$9,461,034	0.00%	-10.21% to -11.44%
2010	1.25% to 2.60%	893,710	12.27 to 11.50	10,838,126	0.28%	20.43% to 18.79%
2009	1.25% to 2.60%	867,964	10.19 to 9.68	8,759,950	0.00%	38.73% to 36.83%
2008	1.25% to 2.50%	727,472	7.34 to 7.10	5,306,113	0.11%	-46.82% to -47.50%
2007	1.25% to 2.50%	414,206	13.81 to 13.52	5,686,493	0.50%	49.40% to 47.50%
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)
2011	1.25% to 1.85%	91,516	9.86 to 9.82	901,121	2.97%	-1.40% to -1.80%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2011	1.25% to 2.70%	1,670,677	12.60 to 11.43	20,754,800	0.00%	-22.43% to -23.56%
2010	1.25% to 2.70%	1,767,719	16.25 to 14.96	28,359,202	0.00%	15.60% to 13.91%
2009	1.25% to 2.70%	1,822,229	14.06 to 13.13	25,349,657	0.00%	71.47% to 68.95%
2008	1.25% to 2.70%	1,660,068	8.20 to 7.77	13,497,739	1.41%	-61.94% to -62.51%
2007	1.25% to 2.70%	1,385,133	21.54 to 20.73	29,602,978	0.03%	41.70% to 39.61%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2011	1.25% to 3.10%	4,126,607	12.40 to 10.69	50,482,763	0.40%	0.85% to -1.04%
2010	1.25% to 3.10%	4,408,571	12.30 to 10.81	53,501,459	0.64%	11.17% to 9.09%
2009	1.25% to 3.10%	4,630,140	11.06 to 9.91	50,651,078	0.38%	25.49% to 23.14%
2008	1.25% to 3.10%	5,005,777	8.82 to 8.04	43,961,551	0.00%	-37.07% to -38.25%
2007	1.25% to 3.10%	5,000,421	14.01 to 13.03	70,111,309	0.00%	24.23% to 21.89%
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2011	1.25% to 2.60%	2,212,335	16.04 to 14.40	35,705,820	7.10%	3.95% to 2.53%
2010	1.25% to 2.60%	2,140,242	15.43 to 14.04	33,390,182	7.42%	13.42% to 11.87%
2009	1.25% to 2.60%	1,881,230	13.60 to 12.55	25,935,496	8.91%	44.59% to 42.62%
2008	1.25% to 2.60%	1,555,055	9.41 to 8.80	14,978,886	0.64%	-22.80% to -23.85%
2007	1.25% to 2.60%	1,479,099	12.18 to 11.56	18,515,978	8.95%	2.56% to 1.15%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2011	1.25% to 2.60%	1,050,472	13.18 to 11.83	14,086,777	0.41%	-8.48% to -9.73%
2010	1.25% to 2.60%	1,120,275	14.40 to 13.11	16,459,015	0.97%	13.35% to 11.81%
2009	1.25% to 2.60%	1,118,293	12.71 to 11.73	14,510,763	1.52%	25.31% to 23.59%
2008	1.25% to 2.60%	1,107,240	10.14 to 9.49	11,498,901	0.24%	-42.87% to -43.65%
2007	1.25% to 2.60%	1,044,989	17.75 to 16.84	19,081,552	0.68%	19.77% to 18.13%
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)
2011	1.25% to 2.60%	1,008,924	12.79 to 11.49	12,907,859	1.56%	-14.96% to -16.12%
2010	1.25% to 2.60%	994,967	15.04 to 13.69	15,001,322	1.37%	12.67% to 11.13%
2009	1.25% to 2.60%	1,023,904	13.35 to 12.32	13,762,739	3.48%	35.25% to 33.41%
2008	1.25% to 2.60%	995,194	9.87 to 9.24	9,952,578	0.48%	-42.98% to -43.77%
2007	1.25% to 2.60%	1,026,584	17.31 to 16.42	18,058,252	1.87%	8.50% to 7.01%
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)
2011	1.25% to 2.00%	143,487	10.13 to 10.08	1,450,827	2.19%	1.30% to 0.78%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2011	1.25% to 2.50%	441,955	13.20 to 11.95	5,763,772	0.00%	-8.17% to -9.33%
2010	1.25% to 2.50%	441,697	14.38 to 13.18	6,283,254	0.00%	39.10% to 37.34%
2009	1.25% to 2.50%	386,952	10.34 to 9.60	3,969,646	0.00%	39.52% to 37.76%
2008	1.25% to 2.45%	373,619	7.41 to 6.98	2,754,852	0.00%	-48.69% to -49.31%
2007	1.25% to 2.45%	412,324	14.44 to 13.78	5,942,094	0.00%	5.15% to 3.86%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2011	1.25% to 2.60%	1,832,225	15.73 to 14.37	28,017,146	0.01%	-1.80% to -3.14%
2010	1.25% to 2.60%	1,899,916	16.02 to 14.83	29,661,717	0.04%	29.91% to 28.14%
2009	1.25% to 2.60%	1,904,908	12.33 to 11.58	22,970,683	0.00%	44.83% to 42.85%
2008	1.25% to 2.60%	1,856,562	8.51 to 8.10	15,531,201	0.03%	-37.03% to -37.89%
2007	1.25% to 2.60%	1,714,836	13.52 to 13.05	22,883,802	0.02%	11.20% to 9.67%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2011	1.25% to 2.50%	2,545,888	10.52 to 9.50	26,365,826	0.02%	-1.23% to -2.47%
2010	1.25% to 2.50%	1,570,513	10.65 to 9.75	16,525,931	0.07%	-1.18% to -2.43%
2009	1.25% to 2.50%	1,269,004	10.78 to 9.99	13,495,153	1.03%	-0.24% to -1.51%
2008	1.25% to 2.60%	1,690,600	10.81 to 10.09	17,997,708	2.08%	0.91% to -0.47%
2007	1.25% to 2.60%	792,315	10.71 to 10.14	8,384,027	4.39%	3.30% to 1.88%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
2011	1.25% to 2.35%	5,585,638	9.91 to 9.50	55,090,208	1.23%	-5.35% to -6.40%
2010	1.25% to 2.35%	5,863,977	10.47 to 10.15	61,202,987	1.12%	14.09% to 12.82%
2009	1.25% to 2.60%	5,999,331	9.18 to 8.95	54,954,615	0.43%	21.78% to 20.11%
2008	1.25% to 2.60%	5,558,764	7.54 to 7.45	41,870,260	0.00%	-24.61% to -25.48%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
2011	1.25% to 2.50%	5,382,968	10.56 to 10.06	56,530,011	1.17%	-0.51% to -1.76%
2010	1.25% to 2.35%	4,173,894	10.62 to 10.29	44,152,956	0.96%	8.01% to 6.81%
2009	1.25% to 2.25%	2,640,057	9.83 to 9.65	25,895,246	0.07%	11.54% to 10.41%
2008	1.25% to 2.15%	956,646	8.81 to 8.75	8,419,198	0.00%	-11.87% to -12.54%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT -12

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
2011	1.25% to 2.75%	42,622,600	$ 10.14 to $ 9.56	$430,800,828	1.03%	-2.69% to -4.16%
2010	0.40% to 2.50%	31,449,317	10.42 to 10.05	326,887,970	0.61%	9.82%
2009	1.25% to 2.50%	19,221,244	9.37 to 9.15	179,712,793	0.18%	16.48% to 15.01%
2008	1.25% to 2.25%	6,805,816	8.04 to 7.97	54,652,358	0.00%	-19.59% to -20.27%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2011	1.25% to 2.50%	53,697,460	10.25 to 9.76	548,880,934	0.79%	-4.23% to -5.44%
2010	1.25% to 2.50%	33,709,714	10.70 to 10.32	359,864,259	0.74%	13.03% to 11.60%
2009	1.25% to 2.50%	21,078,676	9.47 to 9.25	199,157,729	0.25%	19.20% to 17.69%
2008	1.25% to 2.50%	9,034,723	7.94 to 7.86	71,666,425	0.00%	-20.56% to -21.40%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
2011	1.25% to 3.00%	13,577,068	10.49 to 9.80	141,712,975	1.08%	-1.25% to -2.99%
2010	1.25% to 2.50%	10,120,254	10.63 to 10.25	107,068,837	0.87%	9.58% to 8.20%
2009	1.25% to 2.50%	6,475,804	9.70 to 9.47	62,597,653	0.12%	13.68% to 12.25%
2008	1.25% to 2.15%	2,547,527	8.53 to 8.46	21,679,215	0.00%	-14.71% to -15.36%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2011	1.25% to 2.60%	716,676	14.64 to 13.22	10,330,210	0.76%	3.70% to 2.28%
2010	1.25% to 2.60%	718,974	14.12 to 12.92	10,009,341	1.84%	26.90% to 25.17%
2009	1.25% to 2.60%	725,750	11.12 to 10.32	7,981,412	3.02%	22.08% to 20.40%
2008	1.25% to 2.60%	740,889	9.11 to 8.57	6,685,173	0.59%	-36.84% to -37.71%
2007	1.25% to 2.60%	725,842	14.43 to 13.77	10,392,221	0.61%	-17.12% to -18.26%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2011	1.25% to 2.70%	1,852,622	15.64 to 13.93	29,614,848	0.00%	-6.94% to -8.31%
2010	1.25% to 2.70%	1,850,540	16.81 to 15.19	31,901,434	0.00%	11.35% to 9.71%
2009	1.25% to 2.70%	1,807,299	15.09 to 13.84	28,109,535	0.00%	42.04% to 39.96%
2008	1.25% to 2.70%	1,774,843	10.63 to 9.89	19,536,940	0.00%	-34.72% to -35.68%
2007	1.25% to 2.70%	1,673,037	16.28 to 15.38	28,396,895	0.00%	22.80% to 20.99%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2011	1.25% to 2.60%	975,520	12.44 to 11.17	12,556,018	0.00%	-11.72% to -12.92%
2010	1.25% to 2.60%	1,005,451	14.09 to 12.82	14,710,996	0.00%	27.24% to 25.50%
2009	1.25% to 2.60%	981,102	11.07 to 10.22	11,278,439	0.41%	33.04% to 31.22%
2008	1.25% to 2.60%	978,833	8.32 to 7.79	8,542,399	0.00%	-39.94% to -40.76%
2007	1.25% to 2.60%	992,086	13.86 to 13.14	14,518,178	0.00%	12.09% to 10.55%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2011	1.25% to 2.60%	712,246	12.14 to 10.90	8,605,276	0.49%	-13.88% to -15.05%
2010	1.25% to 2.60%	767,001	14.10 to 12.83	10,793,359	0.07%	24.83% to 23.13%
2009	1.25% to 2.60%	753,278	11.29 to 10.42	8,525,935	0.00%	27.53% to 25.79%
2008	1.25% to 2.60%	777,159	8.85 to 8.28	6,938,507	0.20%	-27.06% to -28.06%
2007	1.25% to 2.60%	764,876	12.14 to 11.51	9,405,602	0.01%	-5.34% to -6.64%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2011	1.25% to 3.10%	2,193,567	11.33 to 9.77	24,640,900	0.75%	-8.47% to -10.19%
2010	1.25% to 3.10%	2,423,651	12.38 to 10.88	29,755,322	0.91%	17.22% to 15.03%
2009	1.25% to 3.10%	2,586,373	10.56 to 9.46	27,108,814	2.06%	11.22% to 9.82%
2008	1.25% to 3.10%	2,883,828	8.45 to 7.71	24,353,612	0.24%	-34.64% to -35.87%
2007	1.25% to 3.10%	2,921,920	12.92 to 12.02	38,028,729	1.04%	0.62% to -1.28%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities(obsolete) (WRMSP)
2009	1.25% to 2.50%	553,854	10.23 to 9.55	5,554,056	5.46%	7.02% to 5.66%
2008	1.25% to 2.50%	602,234	9.56 to 9.04	5,664,532	0.93%	-12.06% to -13.18%
2007	1.25% to 2.50%	684,413	10.87 to 10.41	7,351,321	3.65%	2.10% to 0.80%

2011	Reserves for annuity contracts in payout phase:			5,553,679
2011	Contract owners equity:			$1,960,829,998
2010	Reserves for annuity contracts in payout phase:			6,412,735
2010	Contract owners equity:			$1,659,213,789
2009	Reserves for annuity contracts in payout phase:			6,242,032
2009	Contract owners equity:			$1,199,462,127
2008	Reserves for annuity contracts in payout phase:			94,124
2008	Contract owners equity:			$748,850,483
2007	Reserves for annuity contracts in payout phase:			19,075
2007	Contract owners equity:			$721,521,134

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.